RELATED-PARTY TRANSACTIONS AND BALANCES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
RELATED-PARTY TRANSACTIONS AND BALANCES

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 2, 2020, the Sponsor subscribed to purchase an aggregate of 4,312,500 shares (the “Founder Shares”) for a subscription price of $3,000. On October 26, 2023, the Sponsor agreed to surrender an aggregate of 1,068,910 shares of the Company’s common stock for no consideration, which were cancelled, resulting in the Sponsor holding an aggregate of 3,243,590 Founder Shares. The subsequent cancellation is retrospectively reflected in the financial statements from day one.

The Company maintains the ownership of Founder Shares by the initial stockholders at 22.0% of the Company’s issued and outstanding shares of common stock upon the consummation of the Initial Public Offering, not including the Private Placement Shares or the Representative Shares. Up to 423,077 Founder Shares held by the initial stockholders are no longer subject to forfeiture due to the underwriters’ over-allotment option exercised in full at the Initial Public Offering.

The initial stockholders and the officers and directors have agreed not to transfer, assign or sell any of the Founder Shares until the earlier of (i) six months after the date of the consummation of the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after its initial business combination that results in all of its public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, the Founder Shares will be released from the lock-up.

Due to Sponsor

During the quarterly period ended March 31, 2026, the Sponsor loaned the Company $10,000. During the annual period ended September 30, 2025, the Company incurred travel expenses amounting to $2,788, which are reimbursable by Su De Tang Global Corporation. The reimbursement was paid to the Company through the proceeds of the working capital loans. As of March 31, 2026 and September 30, 2025, the Company had due to Sponsor, non-interest bearing and due on demand, in the amount of $10,788 and $2,788, respectively.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

Subscription Agreements

From October 2023 through January 2024, the Company’s Sponsor entered into six subscription agreements to sell membership interests in the Sponsor to members of management, directors and director nominees. The membership interests represent the indirect equivalent of 525,000 Founders Shares which equates to 16.19% of the 3,243,590 Founders Shares issued and outstanding. The total purchase price paid for the membership interests was $2,500. The Company modified the agreements in February 2024, with the intent to clarify that the Founder Shares are “earned upon the completion of a successful Business Combination” and the modified agreement is to be effective contemporaneously with the date and time of the initial subscription agreements. The sale of the membership interests to the Company’s management, directors and director’s nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date.

On January 22, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was terminated and $500 was paid to the subscriber as a result of the termination of the agreement.

On September 11, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was amended in which the Sponsor granted an additional 50,000 Founder Shares bringing the total to 150,000 Founder Shares or 4.62% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding. The total purchase price paid for the membership interest was $750.

The fair value of the 425,000 shares granted through March 28, 2024, to the Company’s directors and director nominees was approximately $1,734,000 or approximately $4.08 per share. The fair value of the additional 50,000 shares granted on September 11, 2024, to the Company’s directors and director nominees was approximately $499,000 or approximately $9.98 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of March 31, 2026, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

The Founder Shares issued to the directors and director nominees were valued using a Black-Scholes model. The following criteria presents the quantitative information regarding market assumptions used in the Founder Share valuations:

	November 15, 2023	January 15, 2024
Volatility	5.0%	5.0%
Risk-free rate	4.8%	4.1%
Spot price	$8.95	$9.32
Discount of lack of marketability (DLOM)	0.2%	0.4%

Administrative Support Agreement

The Company entered into an Administrative Services Agreement pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing on October 1, 2023. Upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees. On January 22, 2024, the Company’s Chief Financial Officer resigned, and the Administrative Services Agreement was terminated.

On January 22, 2024, the Company appointed a new Chief Financial Officer and entered into an Administrative Services Agreement dated January 24, 2024, pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing at the time of the Initial Public Offering closing. The agreement further specified that upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees.

For the three and six months ended March 31, 2026, the Company incurred $15,000 and $30,000 in fees for these services, respectively, of which $15,000 is recorded as accrued expenses in the balance sheet as of March 31, 2026. For the three and six months ended March 31, 2025, the Company incurred $15,000 and $30,000 in fees for these services, respectively, of which $15,000 is recorded as accounts payable and accrued expenses in the balance sheet as of March 31, 2025.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 2, 2020, the Sponsor subscribed to purchase an aggregate of 4,312,500 shares (the “Founder Shares”) for a subscription price of $3,000. On October 26, 2023, the Sponsor agreed to surrender an aggregate of 1,068,910 shares of the Company’s common stock for no consideration, which were cancelled, resulting in the Sponsor holding an aggregate of 3,243,590 Founder Shares. The subsequent cancellation is retrospectively reflected in the financial statements from day one.

The Company maintains the ownership of Founder Shares by the initial stockholders at 22.0% of the Company’s issued and outstanding shares of common stock upon the consummation of the Initial Public Offering, not including the Private Placement Shares or the Representative Shares. Up to 423,077 Founder Shares held by the initial stockholders are no longer subject to forfeiture due to the underwriters’ over-allotment option exercised in full at the Initial Public Offering.

The initial stockholders and the officers and directors have agreed not to transfer, assign or sell any of the Founder Shares until the earlier of (i) six months after the date of the consummation of the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after its initial business combination that results in all of its public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, the Founder Shares will be released from the lock-up.

Due to Sponsor

During the year ended September 30, 2025, the Sponsor incurred travel expenses amounting to $2,788 which are reimbursable by Su De Tang Global Corporation, the reimbursement was paid to the Company through the proceeds of the working capital loans. As of September 30, 2025 and 2024, the Company had due to Sponsor, non-interest bearing and due on demand in the amount of $2,788 and $0, respectively.

Subscription Agreements

From October 2023 through January 2024, the Company’s Sponsor entered into six subscription agreements to sell membership interests in the Sponsor to members of management, directors and director nominees. The membership interests represent the indirect equivalent of 525,000 Founders Shares which equates to 16.19% of the 3,243,590 Founders Shares issued and outstanding. The total purchase price paid for the membership interests was $2,500. The Company modified the agreements in February 2024, with the intent to clarify that the Founder Shares are “earned upon the completion of a successful Business Combination” and the modified agreement is to be effective contemporaneously with the date and time of the initial subscription agreements. The sale of the membership interests to the Company’s management, directors and director’s nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date.

On January 22, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was terminated and $500 was paid to the subscriber as a result of the termination of the agreement.

On September 11, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was amended in which the Sponsor granted an additional 50,000 Founder Shares bringing the total to 150,000 Founder Shares or 4.06% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding. The total purchase price paid for the membership interest was $750.

The fair value of the 425,000 shares granted through March 28, 2024, to the Company’s directors and director nominees was approximately $1,734,000 or approximately $4.08 per share. The fair value of the additional 50,000 shares granted on September 11, 2024, to the Company’s directors and director nominees was approximately $499,000 or approximately $9.98 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of September 30, 2025, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

The Founder Shares issued to the directors and director nominees were valued using a Black-Scholes model. The following criteria presents the quantitative information regarding market assumptions used in the Founder Share valuations:

	November 15, 2023	January 15, 2024
Volatility	5.0%	5.0%
Risk-free rate	4.8%	4.1%
Spot price	$8.95	$9.32
Discount of lack of marketability (DLOM)	0.2%	0.4%

Administrative Support Agreement

The Company entered into an Administrative Services Agreement pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing on October 1, 2023. Upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees. On January 22, 2024, the Company’s Chief Financial Officer resigned, and the Administrative Services Agreement was terminated.

On January 22, 2024, the Company appointed a new Chief Financial Officer and entered into an Administrative Services Agreement dated January 24, 2024, pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing at the time of the Initial Public Offering closing. The agreement further specified that upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees.

For the year ended September 30, 2025, the Company incurred $60,000 in fees for these services, of which $15,000 is recorded as accrued expenses in the balance sheet as of September 30, 2025. For the year ended September 30, 2024, the Company incurred $45,000 in fees for these services, of which $15,000 is included in accrued expenses in the accompanying balance sheet as of September 30, 2024

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
RELATED-PARTY TRANSACTIONS AND BALANCES

20.	Related-Party Transactions and Balances

Related-party relationships and transactions are identified and disclosed in accordance with ASC 850, Related Party Disclosures. Related parties include affiliates, principal owners (holders of 10% or more of the voting interest), management (including persons serving in management capacities as consultants and all members of the Board of Directors), immediate family members of management and entities controlled by or under common control with those parties.

a)	Related parties

(i)	Board Member(s)

During the three months ended March 31, 2026, the Company granted an aggregate of 31,800 stock options (10,600 per director) to three newly appointed members of the Board of Directors. The options have a nominal exercise price, a three-year term, and vested immediately upon grant.

Consistent with the accounting treatment of all grants under the Company’s EIP, the Company estimated the grant-date fair value of these options using the BSM option-pricing model. Because the awards vested immediately, the Company recognized the entire $31,507 as share-based compensation expense during the three months ended March 31, 2026. The Company did not pay or award any compensation to members of its Board of Directors for services rendered in their capacity as directors for any prior period, including the three months ended March 31, 2025.

(ii)	Green Sky Labs Inc. (“GSL”)

During the three months ended March 31, 2026, $15,000 was charged under the management support and administrative services agreement (March 31, 2025: $15,000), resulting in a net amount owed by GSL to the Company as of March 31, 2026 of $1,597,672 (December 31, 2025: $1,612,672) under the revolving loan agreement.

(iii)	My Next Health Inc. (“MNH”)

During the three months ended March 31, 2026, the Company advanced funds amounting to $1,307,849 to MNH and received repayments of previous advances totaling $2,920,749. As of March 31, 2026, the outstanding balance due from MNH to the Company was $88,663 (Dec 31, 2025: $1,701,563).

(iv)	Bearco Investments Ltd.

As of March 31, 2026, the outstanding loan remained at $20,000 (December 31, 2025: $20,000).

(v)	Trenchant Technologies Capital Corp. (“Trenchant”)

Effective February 5, 2026, Trenchant’s nominee, Tom English, was appointed to the Board of Directors of the Company.

No amounts were paid or outstanding to Trenchant during the three months ended March 31, 2026 or the year ended December 31, 2025.

(vi)	Compensation of key management personnel

The Company entered into consulting arrangements with certain members of executive management and affiliated entities. During the three months ended March 31, 2026, the Company incurred consulting fees of $253,000 with related parties (March 31, 2025: $253,000) related to these arrangements.

(vii)	Compensation of immediate family members

The Company employed Nimish Saxena, the son of the CTO of the Company, as Product Manager – Digital Twins. Compensation expense recognized in connection with this employment arrangement amounted to $46,311 (includes share-based compensation and other employee benefits) for the three months ended March 31, 2026 (March 31, 2025: $37,995).

b)	Due from Related Parties

Amounts due from related parties consisted of the following:

	March 31, 2026	December 31, 2025
Due from Green Sky Labs Inc.	$1,597,672	$1,612,672
Due from My Next Health Inc. (Canada)	-	887,131
Due from My Next Health Inc. (US)	88,663	814,432
Total	$1,686,335	$3,314,235

Amounts due from related parties are governed by revolving loan agreements dated August 23, 2023 entered into with both GSL and MNH. Under these agreements, the net balance with each counterparty reflects cumulative advances made between the parties, reduced by expenses paid by GSL or MNH on behalf of the Company, and increased by expenses paid by the Company on behalf of GSL or MNH.

During the three months ended March 31, 2026, there was a net reduction in the amounts due from MNH of $1,612,900 (the net impact of additional advances made to related parties of $1,307,849 offset by repayments made by related parties of $2,920,749). During the same period, there was a net reduction in the amounts due from GSL of $15,000.

The outstanding balances are intended to be settled in full within twelve months and are therefore classified as current assets. The Company has assessed the recoverability of these balances and determined that no impairment is required as at March 31, 2026.

c)	Accounts Payable to Related Parties

Amounts due to related parties in respect of accounts payable and accrued liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Consulting fees & expense reimbursements to CTO	$16,342	$88,022
Expense reimbursement to the CEO	6,789	6,892
Payroll and expenses payable to Nimish Saxena	-	1,587
Accounting fees payable to related party	-	1,500
Total	$23,131	$98,001

d)	Short-term Loan

Short-term loan consisted of the following:

	March 31, 2026	December 31, 2025
Bearco Investments Ltd.	$20,000	$20,000
Total	$20,000	$20,000

e)	Investment in a Related Party

The Company holds an investment in Trenchant. The continuity of this investment is as follows:

	Trenchant Common Shares	Trenchant Warrants	Total
Opening Balance, January 1, 2025	701,950	62,819	764,769
Loss on fair value of investment	(333,502)	(60,116)	(393,618)
Balance, December 31, 2025	$368,448	$2,703	$371,151
Loss on fair value of investment	30,068	(2,695)	27,373
Balance, March 31, 2026	$398,516	$8	$398,524

The investment is remeasured to fair value at each reporting date, with changes in fair value recognized within the Statement of Operations.

The Trenchant common shares are subject to a voluntary lock-up agreement whereby 50% were restricted from transfer until April 29, 2025, and the remaining 50% until April 29, 2026. No discount for lack of marketability was applied as the transfer restriction is a characteristic of the Company as holder and not the underlying shares themselves. Accordingly, the Level 1 quoted market price was used without adjustment.

The 2,600,000 warrants of Trenchant, exercisable at C$0.50 (equivalent to approximately US$0.36) per share expired on April 29, 2026. The Company has not exercised any of the warrants.

The Trenchant common shares are classified within Level 1 of the fair value hierarchy based on the quoted market price of the Trenchant shares on the Canadian Securities Exchange (“CSE”) at each measurement date. The warrants are classified within Level 3 given the use of unobservable inputs in the BSM option-pricing model. During the three months ended March 31, 2026, the Company recognized a gain on fair value of investments of $27,373 (March 31, 2025: loss of $168,965), reflecting the change in Trenchant’s quoted share price over the respective periods.

9.	Related-Party Transactions and Balances

Related-party relationships and transactions are identified and disclosed in accordance with ASC 850, Related Party Disclosures. Related parties include affiliates, principal owners (holders of 10% or more of the voting interest), management (including persons serving in management capacities as consultants and all members of the Board of Directors), immediate family members of management and entities controlled by or under common control with those parties.

a)	Board Member(s)

The Company did not pay any compensation to its sole director for services rendered in their capacity as director during the years ended December 31, 2025 and 2024. Subsequent to year-end, on February 5, 2026, the Company granted stock options to certain new board members (see Note 17, Subsequent Events).

b)	Green Sky Labs Inc. (“GSL”)

GSL is the ultimate parent of the Company, primarily due to its ability to exercise control through management. GSL directly owns over 50% of My Next Health Inc., which holds approximately 37% of the Company’s issued and outstanding shares.

Pursuant to a management support and administrative services agreement dated September 1, 2023, GSL provides management and administrative services to the Company. During the year ended December 31, 2025, $60,000 was charged under this arrangement (2024: $60,000).

The Company and GSL are also parties to a revolving loan agreement, dated August 23, 2023, pursuant to which funds may be advanced and repaid between the parties from time-to-time on an unsecured, non-interest-bearing basis with no fixed terms of repayment. During the year ended December 31, 2025, an amount of $60,000 was charged as payable to GSL, while during the year ended December 31, 2024, net advances of $1,606,000 was made by the Company to GSL.

As at December 31, 2025, $1,612,672 was due from GSL (2024: $1,672,672).

c)	My Next Health Inc.

My Next Health Inc. (“MNH”) is a direct owner of approximately 37% of the Company’s issued and outstanding shares.

The Company and MNH entered into an IP license agreement dated November 30, 2023, whereby MNH granted the Company an exclusive, perpetual, royalty-free license to its intellectual property in consideration for shares of the Company.

MNH and the Company are also parties to a technical services agreement dated November 30, 2023, pursuant to which MNH may provide technical services upon request. No services were provided under this agreement for the years ending December 31, 2024, and 2025.

The Company and MNH are also parties to a revolving loan agreement pursuant to which funds may be advanced and repaid between the parties from time to time. During the year ended December 31, 2025, the Company advanced a net of $2,730,521 to MNH, while during the year ended December 31, 2024, net advances of $884,958 were made by MNH to the Company.

As at December 31, 2025, $1,701,563 was due from MNH, while as at December 31, 2024, an amount of $1,028,958 was due to MNH.

d)	Bearco Investments Ltd.

Bearco Investments Ltd. (“Bearco”) is a company controlled by a Director and President of GSL. Bearco provided an unsecured non-interest-bearing short-term loan of $20,000 to the Company on January 15, 2025, with no fixed terms of repayment.

e)	Trenchant Technologies Capital Corp. (“Trenchant”)

Trenchant owns approximately 11.5% of the Company’s issued and outstanding shares. Pursuant to a management agreement dated November 30, 2023, entered into as a condition of Trenchant’s equity investment, Trenchant was appointed manager of the Company, with no additional fees payable for services within scope (out-of-pocket expenses are reimbursable). Trenchant is entitled to attend all Board meetings and to nominate one member to the Board of Directors. Subsequent to year end, effective February 5, 2026, Trenchant’s nominee, Tom English, was appointed to the Board.

Other than the cash, stocks and warrants received from Trenchant, no amounts were paid or outstanding to Trenchant during the year ended December 31, 2025, and 2024.

f)	2809539 Ontario Inc.

2809539 Ontario Inc. is owned by Tom English, who is a director of Trenchant (which owns approximately 11.5% of the Company’s issued and outstanding shares and is appointed a manager of the Company). Tom English was appointed a director of the Company subsequent to the year end, effective February 5, 2026.

In connection with the Trenchant equity investment, 2809539 Ontario Inc., acted as a finder and received cash finder’s fees of $109,844 (being equal to 8% of the cash proceeds raised) and 360,880 broker warrants, each exercisable to acquire one common share of the Company at C$1 (US$0.7296) exercise price, expiring five years from the date of issuance. The finder’s fee arrangement and Trenchant’s investment were negotiated and executed as an integrated transaction. The warrants issued had a fair value of $176,340.

g)	5 Palisades Plaza LLC

During the year ended December 31, 2025, in connection with certain private placement investments, the Company paid cash commissions of $9,000 and issued 7,000 common shares of the Company (valued at US$10 per share) as sales commission to 5 Palisades Place LLC, an entity owned by an executive of MNH.

During the year ended December 31, 2025, $1,500 was paid to Tsamutalis & Company, LLC, a company at which the MNH executive’s spouse is an employee in connection with the preparation of the Company’s US tax returns and related filings (2024: $1,500).

h)	Compensation of key management personnel

The Company entered into consulting arrangements with certain members of executive management and affiliated entities. During the year ended December 31, 2025, the Company incurred consulting fees of $1,016,000 (2024: $1,016,000) related to these arrangements and share-based compensation of nil (2024: $3,449,212).

i)	Compensation of immediate family members

The Company employed Nimish Saxena, the son of the CTO of the Company, as Data Lead. Compensation expense recognized in connection with this employment arrangement amounted to $170,366 (includes share-based compensation and other employee benefits) for the year ended December 31, 2025.

During the year ended December 31, 2024, Nimish Saxena provided consulting services to the Company, for which consulting fees of $14,805 were incurred. Effective January 1, 2025, Nimish Saxena transitioned from a consulting arrangement to full-time employment with the Company.

i.	Due from Related Parties

Amounts due from related parties consisted of the following:

	2025	2024
Due from Green Sky Labs Inc. (“GSL”)	$1,612,672	$1,672,672
Due from My Next Health Inc. – Canada	887,132	120,386
Due from My Next Health Inc. – US	814,431	-
Total	$3,314,235	$1,793,058

Amounts due from related parties are governed by revolving loan agreements dated August 23, 2023 entered into with both GSL and MNH. The arrangement operates on a non-interest bearing basis with no fixed terms of repayment and permits the netting of balances between the parties. Under these agreements, the net balance with each counterparty reflects cumulative advances made between the parties, reduced by expenses paid by GSL or MNH on behalf of the Company, and increased by expenses paid by the Company on behalf of GSL or MNH. These balances are not intended to be settled in full within twelve months and are therefore classified as non-current assets. The Company has assessed the recoverability of these balances and determined that no impairment is required as at December 31, 2025 or 2024.

As at December 31, 2024, the net position with MNH represented a payable from the Company to MNH and was classified within due to related parties. As at December 31, 2025, the net position with MNH-US reversed to a receivable and has been reclassified accordingly to due from related parties.

ii.	Due to Related Parties

Amounts due to related parties consisted of the following:

	2025	2024
Due to My Next Health Inc.-US	-	$1,149,344
Total	-	$1,149,344

As at December 31, 2025, there were no net amounts due to related parties (2024: $1,149,344). The prior year balance included amounts due to MNH under the revolving loan agreement, which was reversed to a net receivable position as at December 31, 2025 and has been reclassified to due from related parties.

iii.	Accounts Payable to Related Parties

Amounts due to related parties in respect of accounts payable consisted of the following:

	2025	2024
Consulting fees payable to CTO	$88,022	$40,000
Payroll and consulting fees payable to Nimish Saxena	1,587	5,416
Expense reimbursement to the CEO	6,892	4,547
Fee payable to Tsamutalis & Company, LLC	1,500	-
Total	$98,001	$49,963

iv.	Short-term Loan

On January 15, 2025, the Company received an unsecured loan of $20,000 from Bearco. The loan has no fixed terms of repayment. In the absence of a contractual right to defer settlement for at least one year after the reporting date, and consistent with management’s intent to settle the obligation within the next twelve months, the loan is classified as a current liability as at December 31, 2025.

v.	Investment in a Related Party

The Company holds an investment in Trenchant. The continuity of this investment is as follows:

	Trenchant Common Shares	Trenchant Warrants	Total
Initial recognition (April 29, 2024)	$1,848,805	$277,445	$2,126,250
Loss on fair value of investment	(1,146,855)	(214,626)	(1,361,481)
Balance, December 31, 2024	701,950	62,819	764,769
Loss on fair value of investment	(333,502)	(60,116)	(393,618)
Balance, December 31, 2025	$368,448	$2,703	$371,151

On April 29, 2024, the Company received 10,100,000 common shares and 2,600,000 warrants of Trenchant, as non-cash consideration forming part of a broader investment arrangement in the common shares of GNQ. Trenchant’s common shares are listed on the Canadian Securities Exchanges (“CSE”).

(a)	Trenchant Common shares

The Trenchant common shares were initially recognized at a fair value of $1,848,800 determined by reference to Trenchant’s quoted market price of C$0.25 (equivalent to approximately US$0.18) per share on the transaction date. The shares are subject to a voluntary lock-up agreement whereby 50% were restricted from transfer until April 29, 2025, and the remaining 50% until April 29, 2026. No discount for lack of marketability was applied as the transfer restriction is a characteristic of the Company as holder and not the underlying shares themselves. Accordingly, the Level 1 quoted market price was used without adjustment.

(b)	Trenchant Warrants

The 2,600,000 warrants of Trenchant, exercisable at C$0.50 (equivalent to approximately US$0.36) per share are expiring two years from the date of issuance. The warrants are classified as an equity investment and measured at fair value. The initial fair value of $277,445 was determined using the BSM option pricing model, with key inputs including a stock price of C$0.25 (equivalent to approximately US$0.18), an exercise price of C$0.50 (equivalent to approximately US$0.36), implied volatility of 142%, a risk-free rate of 4.25% and a two-year term. The Company has not exercised any of the warrants.

(c)	Subsequent measurement

The investment is carried at fair value at each reporting date, with changes recognized in the statement of operations as loss on fair value of investment. The common shares are classified within Level 1 of the fair value hierarchy based on the quoted market price of the Trenchant shares on the CSE at each measurement date. The warrants are classified within Level 3 given the use of unobservable inputs in the BSM option-pricing model. During the year ended December 31, 2025, the Company recognized a loss on fair value of investments of $393,618 (2024: $1,361,481), reflecting the decline in Trenchant’s quoted share price over the respective periods.